Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes	¥ 4,712,284		¥ 4,712,284		$ 685,373	¥ 0
Long-term investments	2,572,040		2,572,040		374,088	567,887
Produced content, net	3,736,063		3,736,063		543,388	1,564,279
Equity investments at fair value without readily determinable fair value	1,761,487		1,761,487		$ 256,198
Equity investments at fair value without readily determinable fair value, Total Gain/ (Losses)			189,639	$ 27,582
Fair Value Measurements, Non-recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term investments, Total losses						(32,938)
Produced content, net, Total losses						(36,918)
Equity investments at fair value without readily determinable fair value, Total Gain/ (Losses)	189,639	$ 27,582
Significant Other Observable Inputs (Level 2) | Short-term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	6,061,832		6,061,832			779,916
Significant Unobservable Inputs (Level 3) | Fair Value Measurements, Non-recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Produced content, net						¥ 4,482
Equity investments at fair value without readily determinable fair value	356,839		356,839
Significant Unobservable Inputs (Level 3) | Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes	4,922,514		4,922,514
Significant Unobservable Inputs (Level 3) | Prepayment and Other Assets | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Option to purchase equity interests of a listed company	5,866		5,866
Significant Unobservable Inputs (Level 3) | Accrued Expenses and Other Liabilities | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Contingent consideration liability	¥ 11,081		¥ 11,081